Share Capital - Authorized Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 17, 2023
Share Capital
Shares issued (in shares)	82,500
Proceeds from issuing shares	$ 200
Net proceeds	$ 200
ATM offering
Share Capital
Shares issued (in shares)	25,327,409	6,551,590	1,142,500	11,162,960	9,186,700
Sale of stock per share		$ 1.72	$ 1.33	$ 1.66	$ 1.38
Proceeds from issuing shares		$ 11,300	$ 1,600	$ 18,500	$ 12,700
Proceeds from issuing shares	$ 40,900	40,900		40,900
Net proceeds	$ 38,700	$ 11,000	$ 1,400	18,000	12,100
Share issued for private placement				$ 18,484	$ 12,706
Common shares reserved for future issuance						$ 50,000